Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Schedule Of Deferred Tax Assets Abstract
Net operating loss carryforwards	$ 583,157	$ 3,524,526
Research and development credits	121,535	255,656
Other, net	104,129	351,836
Total gross deferred tax assets	808,821	4,132,018
Valuation allowance	(808,821)	(4,132,018)
Net deferred tax assets